Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2010 Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNG Past 1 year	IXZNG Since Inception
Total	3.94%	7.27%	[1]	(1.54%)	3.04%	[1]	4.11%	7.09%	[1]

[1]	(a)From August 1, 2019